INVESTMENT IN EQUITY AFFILIATES, JOINT VENTURES AND OTHER PROJECTS CONSTRUCTION ENTITIES (YAMAL)	12 Months Ended
Dec. 31, 2020
INVESTMENT IN EQUITY AFFILIATES, JOINT VENTURES AND OTHER PROJECTS CONSTRUCTION ENTITIES (YAMAL) [Abstract]
INVESTMENT IN EQUITY AFFILIATES, JOINT VENTURES AND OTHER PROJECTS CONSTRUCTION ENTITIES (YAMAL)
NOTE 8. INVESTMENT IN EQUITY AFFILIATES, JOINT VENTURES AND OTHER PROJECTS CONSTRUCTION ENTITIES (YAMAL)

8.1 Investment in equity affiliates and joint ventures

The carrying amounts of the Technip Energies Group’s equity affiliates and joint ventures accounted for under the equity method amounted to €39.8 million, €53.1 million and €48.9 million as of December 31, 2020, 2019 and 2018, respectively.

Main equity investments were as follows as of December 31, 2020, 2019 and 2018:

	December 31, 2020		December 31, 2019		December 31, 2018
(In millions) EUR	Percentage Owned	Carrying Value	Percentage Owned	Carrying Value	Percentage Owned	Carrying Value
ENI Coral FLNG	50%	€2.5	50%	€13.3	50%	€9.1
BAPCO Sitra Refinery	36%	-	36%	(6.0)	36%	0.2
Novarctic	33.3%	-	33.3%	0.5	0.0%	-
Other		37.3		45.3		39.6
Total		€39.8		€53.1		€48.9

ENI Coral FLNG is an affiliated company in the form of a joint venture between Technip SA and JGC Corporation and Samsung Heavy Industries, all partners in the TJS Consortium. ENI Coral FLNG was formed in 2017 when awarded a contract for the Engineering, Procurement, Construction, Installation, Commissioning and Start-up of the Coral South FLNG facility. The 50% investment has been accounted using the equity method.

Bapco Sitra Refinery is an affiliated company in the form of a joint venture between Technip SA and Samsung Engineering and Tecnicas Reunidas. Bapco Sitra Refinery was formed in 2018 when awarded a contract from Bahrain Petroleum Company for the Bapco Modernization Program (BMP) for the expansion of the capacity of the existing Sitra oil refinery in Bahrain’s Eastern coast. The 36% investment has been accounted using the equity method.

Novarctic is an affiliated company in the form of a joint venture between Technip SA and Saipem. The entity was formed in 2019 when awarded a contract from Novatek for three liquefied natural gas (LNG) trains to manage the construction located in the Gydan peninsula in West Siberia, Russia. The 33% investment has been accounted using the equity method.

The Technip Energies Group’s total net profit from equity affiliates and joint ventures was €4.0 million, €2.9 million and €28.7 million in 2020, 2019 and 2018, respectively.

The summarized financial information (at 100%) of these investments in joint ventures and associates is presented below for all entities as well as separately for the three major equity investments:

Summarized statements of financial position (at 100%) are presented below:

	Total for All JVs and associates			Bapco, Coral and Novarctic only
	December 31,			December 31,
(In millions) EUR	2020	2019	2018	2020	2019	2018
Data at 100%
Cash and cash equivalents	€1,164.5	€974.5	€342.7	€1,023.1	€811.2	€185.9
Other current assets	468.7	119.1	267.5	361.5	49.7	197.4
Total current assets	1,633.2	1,093.6	610.2	1,384.6	860.9	383.3
Non-current assets	56.6	42.0	38.2	23.3	3.3	-
Total Assets	€1,689.8	€1,135.6	€648.4	€1,407.9	€864.2	€383.3
Total equity	149.3	135.8	134.0	(0.9)	11.5	18.8
Total non-current liabilities	21.5	9.6	9.3	5.8	1.5	1.2
Total current liabilities	1,519.0	990.2	505.0	1,403.0	851.2	363.3
Total equity and Liabilities	€1,689.8	€1,135.6	€648.3	€1,407.9	€864.2	€383.3

	Total for All JVs and associates			Bapco, Coral and Novarctic only
(In millions) EUR	2020	2019	2018	2020	2019	2018
Data at 100%
Revenue	€1,344.4	€1,464.5	€639.9	€1,327.0	€1,454.8	€631.9
Interest income	60.3	8.8	7.3	59.3	7.4	3.8
Depreciation and amortization	(3.3)	(0.4)	-	(2.9)	(0.3)	-
Interest expense	(44.3)	(25.0)	(4.3)	(43.8)	(23.6)	(2.0)
Income tax expense (benefit)	(2.8)	(1.8)	(3.7)	(2.9)	(0.7)	(1.2)
Profit (loss) for the period	14.6	4.9	67.3	16.9	(2.4)	19.5
Other comprehensive income	(16.3)	1.7	2.4	0.2	0.1	0.3
Total comprehensive income	€(1.7)	€6.6	€69.7	€17.1	€(2.3)	€19.8

8.2 Other projects construction entities: Yamal

Various contract entities, along with our partners were established to execute the design, engineering and construction of the Yamal LNG project. Over the years presented, Yamal entities total assets, liabilities and equity related to these entities were consolidated in the combined statement of financial position and results of operations for the years beginning on January 1, 2018, 2019 and 2020 reflect the consolidated results of operations related to these entities.

Yamal LNG contribution to the combined revenue is presented below:

(In millions)	2020	2019	2018
Revenue	€396.9	€1,396.7	€2,087.6